Significant Accounting Policies (Details) - GBP (£)	3 Months Ended					12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Net assets	£ 300,700,000					£ 300,700,000
Net current assets	86,900,000					86,900,000
Cash and cash equivalents	£ 69,884,000				£ 101,327,000	£ 69,884,000	£ 101,327,000	£ 70,172,000	£ 15,048,000
Going concern period						12 months
Percentage increase (decrease) in revenue	(19.00%)	(6.70%)	(10.60%)	(5.20%)	1.90%
Loans and borrowings	£ 0				£ 0	£ 0	0
Inflation rate, consumer						123.00%
Inflation rate, wholesale						119.00%
Grant received						£ 228,000	888,000	£ 1,784,000
Loans received under payroll protection programme	100,000					£ 100,000
Downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Percentage increase (decrease) in revenue						(10.00%)
Increase (decrease) in cash and cash equivalents						£ 47,000,000
Severe downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Percentage increase (decrease) in revenue						(24.00%)
Increase (decrease) in cash and cash equivalents						£ 101,000,000
Trade name
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets						5 years
Supplier relationships
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets						5 years
Non-compete agreement
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets						3 years
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment						5 years
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment						5 years
Revolving Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Undrawn borrowing facilities	200,000,000					£ 200,000,000
Loans and borrowings	0				£ 0	0	£ 0
Revolving Credit Facility | Downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Loans and borrowings	0					0
Revolving Credit Facility | Severe downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Loans and borrowings	£ 0					£ 0
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Payment term						30 days
Bottom of range | Client relationship
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets						3 years
Bottom of range | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets						3 years
Bottom of range | Software - own work capitalised
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets						3 years
Bottom of range | Computers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment						3 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Payment term						90 days
Top of range | Client relationship
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets						10 years
Top of range | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets						10 years
Top of range | Licences
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets						3 years
Top of range | Software - own work capitalised
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets						5 years
Top of range | Computers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment						5 years